INCOME TAXES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAXES
Valuation allowance against deferred tax asset	100.00%	100.00%
Federal income tax rate	21.00%